Law Offices

Stradley Ronon Stevens & Young, LLP
1250 Connecticut Avenue, N.W., Suite 500
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(202) 822-9611

December 22, 2015

VIA EDGAR                                TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Nationwide Variable Insurance Trust (1940 Act File No.: 811-03213) – Form N-14

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is a registration statement on Form N-14 (the “Registration Statement”) of the Nationwide Variable Insurance Trust (the “Registrant”).  The Registration Statement is being filed to register Class I and Class II shares of beneficial interest, without par value, of the NVIT Large Cap Growth Fund, a series of the Registrant.

In accordance with Rule 488 under the Securities Act, it is anticipated that the Registration Statement will automatically become effective on January 21, 2016.

The NVIT Large Cap Growth Fund has registered an indefinite number of shares pursuant to Rule 24f-2 under the Securities Act.  Therefore, no filing fee is due at this time.

Please direct any inquiries regarding this filing to my attention at (202) 419-8402 or in my absence to Cillian M. Lynch,  Esquire at (202) 419-8416.

Very truly yours,

/s/Christopher J. Zimmerman
Christopher J. Zimmerman, Esquire

cc:           Allan J. Oster